Shares [Member] Shareholder Fees - U.S. GOVERNMENT SELECT PORTFOLIO	Nov. 30, 2025 USD ($)
Siebert Williams Shank Shares For Participants
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Shares [Member] | SHARES
Prospectus [Line Items]
Shareholder Fee, Other	$ 0